RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSETS
Schedule of ROU assets and their amortization

	As of December 31,
	2019	2020

Right of use assets	54,579	54,579
Less: Accumulated amortization	(4,984)	(10,210)
Right of use assets	49,595	44,369

Schedule of rental expense allocation

	For the year ended December 31,
	2019	2020

Cost of revenues	2,108	1,481
General and administrative expenses	1,802	1,588
Selling and marketing expenses	3,711	4,552
Total rental expenses	7,621	7,621

Schedule of future lease payments under operating lease liabilities

Years Ended December 31,	RMB’000
2021	—
2022	—
2023	5,921
2024	7,621
2025	7,621
Thereafter	15,242
Total undiscounted lease payments	36,405
Less: Imputed interest	(8,978)
Present value of lease liabilities balance	27,427
Amounts due within 12 months	—
Long-term lease liabilities	27,427